Subsequent Events	6 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

12. Subsequent Events

The Company has evaluated subsequent events after the consolidated balance sheet date through September 30, 2025, the date the consolidated financial statements were available for issuance. Management has determined that no significant events or transactions have occurred subsequent to the consolidated balance sheet date that require both recognition and disclosure in the consolidated financial statements, except those disclosed below.

White Lion ELOC Financing

In April and May 2025, the Company issued an aggregate of 24,015,000 ordinary shares to White Lion Capital, LLC pursuant to the Ordinary Share Purchase Agreement dated October 1, 2024, raising total proceeds of approximately ¥472,073 thousand. Following these issuances, the Company’s total number of issued and outstanding ordinary shares increased to 38,665,936.

Incorporation of Bloomz Limited

On May 7, 2025, the Company incorporated a wholly owned subsidiary in Hong Kong, Bloomz Limited, as the Company’s future operational center.

Incorporation of Hainan Bloomz Technology Co., Ltd.

On May 12, 2025, the Board of Directors approved the designation of Hainan Bloomz Technology Co., Ltd., a wholly owned subsidiary incorporated in the PRC on May 7, 2025, as a special purpose vehicle to conduct designated business functions in China.

Changes in Directors

On May 27, 2025, the Board appointed Takahiro Takazawa and Chung Park as independent directors, effective the same day; on June 15, 2025, it appointed Mitsuhiro Nakagawa as an independent director, effective the same day; and on July 3, 2025, at an extraordinary general meeting, shareholders removed Toshiyuki Sugiyama and Akira Sugimoto as directors.

PIPE Financing

On May 21, 2025, the Company completed a private investment in public equity (“PIPE”) financing pursuant to the Securities Purchase Agreement dated April 22, 2025. At closing, the Company issued an aggregate of 99,850,000 ordinary shares at a purchase price of US$0.14 per share, raising total gross proceeds of approximately US$14 million. Following this issuance, the total number of issued and outstanding ordinary shares of the Company increased to 138,515,936 shares.

Extraordinary General Meeting of Shareholders

At the Extraordinary General Meeting of Shareholders held on July 3, 2025, the following resolutions were approved:

●	Change of the Company’s name from BloomZ Inc. to Harrison Global Holdings Inc.

●	Reclassification of ordinary shares into Class A Ordinary Shares (the existing ordinary shares) and Class B Ordinary Shares, with each Class B share carrying thirty (30) votes per share.

●	Authorization of the issuance of 50,000,000 Class B Ordinary Shares to the Company’s Co-CEO, Mr. Ryoshin Nakade, allotted without consideration.

Proposed Acquisition of Myth Korea Inc.

On August 7, 2025, the Company resolved to acquire a majority interest in Myth Korea Inc. and make it a subsidiary, in support of the planned opening of the Pokémon Card Center Busan by October 2025.

Issuance of Class B Ordinary Shares

On August 27, 2025, pursuant to the above resolution, 50,000,000 Class B Ordinary Shares were issued to Mr. Ryoshin Nakade.

Acquisition of ECRUX Venture Partners LLC

On August 29, 2025, the Company entered into a Share Subscription Agreement to acquire a majority interest in ECRUX Venture Partners LLC, a limited liability company organized under the laws of the Republic of Korea. On September 19, 2025, the Company subscribed for and paid ¥21,432 thousand in newly issued shares of ECRUX, thereby acquiring a 28.6% equity interest.

PIPE Financing Addendum

On September 15, 2025, the Company entered into a PIPE Financing Addendum with the investors under the Securities Purchase Agreement dated April 22, 2025. Pursuant to the Addendum, the investors agreed to provide an additional investment of US$50 million for the purchase of 357,142,857 shares of the Company’s Class A common stock at US$0.14 per share.